Trade and other receivables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables	Trade and other receivables

	$ million
	Dec 31, 2025		Dec 31, 2024
	Current	Non-current	Current	Non-current
Trade receivables	30,005	—	31,041	—
Lease receivables	194	778	189	875
Other receivables	9,288	5,668	8,014	3,528
Amounts due from joint ventures and associates	788	174	903	152
Prepayments and deferred charges	4,322	1,632	5,713	1,463
Total	44,597	8,252	45,860	6,018
The fair value of financial assets included above approximates the carrying amount and was determined from predominantly unobservable inputs.
Other receivables at December 31, 2025, included current and non-current deferred consideration on the divestment of assets of $1,904 million (2024: $376 million), current indirect tax receivables of $1,597 million (2024: $1,490 million), current government subsidies of $1,082 million (2024: $795 million), non-current income tax receivables of $805 million (2024: $680 million) and current income tax receivables of $483 million (2024: $391 million).
Provisions for impairments deducted from trade and other receivables amounted to $1,466 million at December 31, 2025 (2024: $1,253 million).
16. Trade and other receivables continued
Allowance for expected credit losses -- trade receivables
Shell uses a provision matrix to calculate expected credit losses (ECL) for trade receivables. The provision matrix is initially based on Shell's historical observed default rates. Shell calculates the ECL to adjust the historical credit loss experienced with forward-looking information.
At December 31, 2025, represented a range of 0.36-0.50% applied to trade receivables resulted in a $150 million ECL. A further ECL of $902 million was established in addition to all other impairments to trade receivables as at December 31, 2025, outside the provision matrix calculations, which is predominantly made up of trading loans.

Lease receivables
Lease contracts where Shell is the lessor are classified as finance leases or operating leases. Receivables for lease contracts classified as finance leases are as follows:

		$ million
	Dec 31, 2025	Dec 31, 2024
Less than 1 year	225	234
Between 1 and 5 years	553	732
5 years and later	339	316
Total undiscounted lease payments receivable	1,117	1,282
Unearned finance income	145	218
Net investment in leases	972	1,064
In addition, at December 31, 2025, Shell is entitled to future contractual payments under operating leases of $264 million (2024: $277 million).